Goodwill and Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in the Carrying Value of Goodwill
The following table shows changes in the carrying amount of goodwill by reportable segment for the years ended June 30, 2021 and 2020 (in millions):

	Medical	Industrial	Consolidated
Balance—June 30, 2019	$96.7	$414.9	$511.6
Acquisition of Capintec	6.0	—	6.0
Acquisition of Premium Analyse	—	4.3	4.3
Acquisition of Selmic	—	2.7	2.7
Acquisition of AWST	4.1	—	4.1
Translation adjustment	—	(6.1)	(6.1)

Balance—June 30, 2020	$106.8	$415.8	$522.6
Acquisition of Sun Nuclear	130.2	—	130.2
Acquisition of Biodex	11.1	—	11.1
Acquisition of Dosimetrics	1.6	—	1.6
Translation adjustment	(0.2)	16.2	16.0

Balance—June 30, 2021	$249.5	$432.0	$681.5

Summary Of Intangible Assets and Related Accumulated	A summary of intangible assets and related accumulated amortization (in millions) is below:

		June 30, 2021
	Original Average Life in Years	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationships	6 -17	$420.4	$(205.6)	$214.8
Developed technology	3 -16	184.5	(104.7)	79.8
Trade names	5 -9	47.4	(29.5)	17.9
Backlog and other	1 -9	40.6	(26.8)	13.8

Total		$692.9	$(366.6)	$326.3

		June 30, 2020
	Original Average Life in Years	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationships	6-15	$358.5	$(170.5)	$188.0
Developed technology	3-16	130.0	(81.0)	49.0
Trade names	5-9	32.9	(22.4)	10.5
Backlog and other	1-9	22.8	(22.0)	0.8

Total		$544.2	$(295.9)	$248.3

Summary Of Future Annual Amortization Expense at Current Exchange Rates	Future annual amortization expense at current exchange rates is as follows (in millions):

Fiscal year ending June 30:
2022	$63.8
2023	47.5
2024	39.7
2025	35.6
2026 and thereafter	139.7

Total	$326.3